Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for (Benefit from) Income Taxes [Abstract]
United States	$ (23,534)	$ (20,579)
Foreign	(222)	(216)
Total	$ (23,756)	$ (20,795)